Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	vmf_SupplementTextBlock
VOYA MUTUAL FUNDS
Voya Global Equity Fund
Voya International High Dividend Low Volatility Fund (formerly, Voya Global High Dividend Low Volatility Fund)
(each a "Fund" and collectively the "Funds")
Supplement dated May 24, 2018
To Voya Global Equity Fund's Class A, Class C, Class I, Class T, and Class W shares Prospectus and
Voya International High Dividend Low Volatility Fund's Class A, Class I, and Class T shares Prospectus, each dated February 28, 2018
(each a "Prospectus" and collectively the "Prospectuses")
Effective May 1, 2018 Voya Global Equity Fund's primary benchmark index was changed from the MSCI All Country World IndexSM to the MSCI World IndexSM and Voya International High Dividend Low Volatility Fund's primary benchmark changed from the MSCI World IndexSM to the MSCI EAFE® Index. Effective immediately the Funds' Prospectuses are revised as follows:
1.	The sub-section entitled "Performance Information – Average Annual Total Returns" of each Fund's Prospectuses is deleted and replaced with the following:
VOYA GLOBAL EQUITY FUND
Average Annual Total Returns %
(for the periods ended December 31, 2017)
	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes %	17.17	7.02	5.19	N/A	04/19/93
After tax on distributions %	16.48	6.46	4.65	N/A
After tax on distributions with sale %	9.98	5.43	4.09	N/A
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class C before taxes %	22.38	7.49	5.02	N/A	04/19/93
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class I before taxes %	24.60	8.57	6.11	N/A	09/06/06
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class W before taxes %	24.64	8.57	6.05	N/A	06/01/09
MSCI World IndexSM1,2%	22.40	11.64	N/A	11.35
MSCI ACW IndexSM1,2%	23.97	10.80	N/A	10.84
1	Effective May 1, 2018 the Fund changed its benchmark from the MSCI ACW IndexSM to the MSCI World IndexSM because the MSCI World IndexSM is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
2	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY FUND
Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	13.08	N/A	N/A	13.87	12/06/16
After tax on distributions	%	11.21	N/A	N/A	11.91
After tax on distributions with sale	%	8.01	N/A	N/A	9.98
MSCI EAFE® Index[1,2]	%	25.03	N/A	N/A	25.53
MSCI World IndexSM1,2%		22.40	N/A	N/A	22.49
Class I before taxes	%	20.36	N/A	N/A	20.73	12/06/16
MSCI EAFE® Index[1,2]	%	25.03	N/A	N/A	25.53
MSCI World IndexSM1,2%		22.40	N/A	N/A	22.49
1	Effective May 1, 2018 the Fund changed its benchmark from the MSCI World IndexSM to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
2	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Voya Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock
VOYA MUTUAL FUNDS
Voya Global Equity Fund
(each a "Fund" and collectively the "Funds")
Supplement dated May 24, 2018
To Voya Global Equity Fund's Class A, Class C, Class I, Class T, and Class W shares Prospectus
(each a "Prospectus" and collectively the "Prospectuses")
Effective May 1, 2018 Voya Global Equity Fund's primary benchmark index was changed from the MSCI All Country World IndexSM to the MSCI World IndexSM and Voya International High Dividend Low Volatility Fund's primary benchmark changed from the MSCI World IndexSM to the MSCI EAFE® Index. Effective immediately the Funds' Prospectuses are revised as follows:
1.	The sub-section entitled "Performance Information – Average Annual Total Returns" of each Fund's Prospectuses is deleted and replaced with the following:
VOYA GLOBAL EQUITY FUND
Average Annual Total Returns %
(for the periods ended December 31, 2017)
	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes %	17.17	7.02	5.19	N/A	04/19/93
After tax on distributions %	16.48	6.46	4.65	N/A
After tax on distributions with sale %	9.98	5.43	4.09	N/A
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class C before taxes %	22.38	7.49	5.02	N/A	04/19/93
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class I before taxes %	24.60	8.57	6.11	N/A	09/06/06
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class W before taxes %	24.64	8.57	6.05	N/A	06/01/09
MSCI World IndexSM1,2%	22.40	11.64	N/A	11.35
MSCI ACW IndexSM1,2%	23.97	10.80	N/A	10.84
1	Effective May 1, 2018 the Fund changed its benchmark from the MSCI ACW IndexSM to the MSCI World IndexSM because the MSCI World IndexSM is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
2	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2018 the Fund changed its benchmark from the MSCI ACW IndexSM to the MSCI World IndexSM because the MSCI World IndexSM is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Voya Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	17.17%
5 Yrs	rr_AverageAnnualReturnYear05	7.02%
10 Yrs	rr_AverageAnnualReturnYear10	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
Voya Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.38%
5 Yrs	rr_AverageAnnualReturnYear05	7.49%
10 Yrs	rr_AverageAnnualReturnYear10	5.02%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1993
Voya Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	24.60%
5 Yrs	rr_AverageAnnualReturnYear05	8.57%
10 Yrs	rr_AverageAnnualReturnYear10	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2006
Voya Global Equity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	24.64%
5 Yrs	rr_AverageAnnualReturnYear05	8.57%
10 Yrs	rr_AverageAnnualReturnYear10	6.05%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2009
Voya Global Equity Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.48%
5 Yrs	rr_AverageAnnualReturnYear05	6.46%
10 Yrs	rr_AverageAnnualReturnYear10	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception
Voya Global Equity Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.98%
5 Yrs	rr_AverageAnnualReturnYear05	5.43%
10 Yrs	rr_AverageAnnualReturnYear10	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception
Voya Global Equity Fund | MSCI World Index℠ | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.40%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	11.64%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	5.03%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Global Equity Fund | MSCI World Index℠ | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.40%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	11.64%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	5.03%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Global Equity Fund | MSCI World Index℠ | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.40%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	11.64%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	5.03%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Global Equity Fund | MSCI World Index℠ | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.40%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	11.64%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%	[1],[2]
Voya Global Equity Fund | MSCI ACW Index℠ | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	23.97%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	10.80%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	4.65%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Global Equity Fund | MSCI ACW Index℠ | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	23.97%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	10.80%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	4.65%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Global Equity Fund | MSCI ACW Index℠ | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	23.97%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	10.80%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	4.65%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Global Equity Fund | MSCI ACW Index℠ | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	23.97%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	10.80%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%	[1],[2]
Voya International High Dividend Low Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vmf_SupplementTextBlock
VOYA MUTUAL FUNDS

Voya International High Dividend Low Volatility Fund (formerly, Voya Global High Dividend Low Volatility Fund)
(each a "Fund" and collectively the "Funds")
Supplement dated May 24, 2018
Voya International High Dividend Low Volatility Fund's Class A, Class I, and Class T shares Prospectus, each dated February 28, 2018
(each a "Prospectus" and collectively the "Prospectuses")
Effective May 1, 2018 Voya Global Equity Fund's primary benchmark index was changed from the MSCI All Country World IndexSM to the MSCI World IndexSM and Voya International High Dividend Low Volatility Fund's primary benchmark changed from the MSCI World IndexSM to the MSCI EAFE® Index. Effective immediately the Funds' Prospectuses are revised as follows:
1.	The sub-section entitled "Performance Information — Average Annual Total Returns" of each Fund's Prospectuses is deleted and replaced with the following:
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY FUND
Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	13.08	N/A	N/A	13.87	12/06/16
After tax on distributions	%	11.21	N/A	N/A	11.91
After tax on distributions with sale	%	8.01	N/A	N/A	9.98
MSCI EAFE® Index[1,2]	%	25.03	N/A	N/A	25.53
MSCI World IndexSM1,2%		22.40	N/A	N/A	22.49
Class I before taxes	%	20.36	N/A	N/A	20.73	12/06/16
MSCI EAFE® Index[1,2]	%	25.03	N/A	N/A	25.53
MSCI World IndexSM1,2%		22.40	N/A	N/A	22.49
1	Effective May 1, 2018 the Fund changed its benchmark from the MSCI World IndexSM to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
2	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective May 1, 2018 the Fund changed its benchmark from the MSCI World IndexSM to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Voya International High Dividend Low Volatility Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.08%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2016
Voya International High Dividend Low Volatility Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.36%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	20.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2016
Voya International High Dividend Low Volatility Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.21%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.91%
Voya International High Dividend Low Volatility Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.01%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Voya International High Dividend Low Volatility Fund | MSCI EAFE® Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.03%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05		[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	25.53%	[2],[3]
Voya International High Dividend Low Volatility Fund | MSCI EAFE® Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	25.03%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05		[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	25.53%	[2],[3]
Voya International High Dividend Low Volatility Fund | MSCI World Index℠ | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.40%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05		[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	22.49%	[2],[3]
Voya International High Dividend Low Volatility Fund | MSCI World Index℠ | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.40%	[2],[3]
5 Yrs	rr_AverageAnnualReturnYear05		[2],[3]
10 Yrs	rr_AverageAnnualReturnYear10		[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	22.49%	[2],[3]

[1]	Effective May 1, 2018 the Fund changed its benchmark from the MSCI ACW Index℠ to the MSCI World Index℠ because the MSCI World Index℠ is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Effective May 1, 2018 the Fund changed its benchmark from the MSCI World Index℠ to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.